Submitted by Edgar

                                                                   March 9, 2006


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re: Cray Inc. Preliminary Proxy Statement for 2006 Annual Meeting Commission File Number: 0-26820

Dear Sirs:

         Our Preliminary Proxy Statement filed with the Commission with respect to our 2006 Annual Meeting of Shareholders, includes, among other items, a proposal that our shareholders approve our 2006 Long-Term Equity Compensation Plan (the "Plan").

         Pursuant to Schedule 14A, Item 10, we are informing the Commission that we intend to file with the Commission a registration statement on Form S-8 covering the shares of our Common Stock covered by the Plan promptly upon shareholder approval of the Plan.


                                         Yours truly,

                                         /s/ Kenneth W. Johnson

                                         Kenneth W. Johnson
                                         Senior Vice President and
                                         General Counsel